IronBridge Funds, Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 2, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	IronBridge Funds, Inc. (the “Company”)
File Nos.: 333-165633 and 811-22397
IronBridge Small Cap Fund (S000029168)
IronBridge SMID Cap Fund (S000029167)
IronBridge Large Cap Fund (S000029169)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, IronBridge Small Cap Fund, IronBridge SMID Cap Fund, and IronBridge Large Cap Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 30, 2018, and filed electronically as Post-Effective Amendment No. 21 to the Company’s Registration Statement on Form N‑1A on October 29, 2018.

If you have any questions concerning the foregoing, please contact Elaine E. Richards of U.S. Bank Global Fund Services at (626) 914.7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards, Esq.
For U.S. Bank Global Fund Services
as Administrator to the Trust